Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 9 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	June 30,	September 30,
	2025	2024

Accrued compensation and benefits	$2,210	$1,770
Accrued professional fees	280	340
Accrued interest	208	177
Deferred revenue	895	1,076
Committed equity facility fees	1,553	1,553
Unpaid Merger-related transaction costs	1,090	1,090
RaGE Earnout	2,000	2,098
Other	1,894	2,221
Total accrued expenses and other current liabilities	$10,130	$10,325

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

Note 9 - Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	September 30,
	2024	2023

Accrued compensation and benefits	$1,770	$2,841
Accrued professional fees	340	273
Accrued interest	177	304
Deferred revenue	1,076	138
Committed equity facility fees	1,553	-
Unpaid Merger-related transaction costs	1,090	-
RaGE Earnout	2,098	-
Other	2,221	963
Total accrued expenses and other current liabilities	$10,325	$4,519